FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         /  /   (a)

                or fiscal year ending:    12/31/07 (b)

Is this a transition report? (Y/N)--------------------------------------- N

Is this an amendment to a previous filing? (Y/N)------------------------- N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:  Allianz Life of NY Variable Account C
   B.  File Number: 811-5716
   C.  Telephone Number: (212) 586-7733

2. A.  Street:  One Chase Manhattan Plaza, 37th Floor
   B.  City:  New York      C. State:  NY   D. Zip Code:  10005   Zip Ext:
   E.  Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------ N

4. Is this the last filing on this form by Registrant? (Y/N)------------- N

5. Is Registrant a small business investment company (SBIC)? (Y/N)------- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)-------------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending 12/31/07
File number 811-5716

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:  Allianz Life Insurance Company of New York
     B. [/] File Number (if any):
     C. [/] City:  New York      State:  NY   Zip Code:  10005   Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:  Allianz Life Financial Services, LLC
     B. [/] File Number: 8-13630
     C. [/] City:  Minneapolis   State:  MN   Zip Code: 55416    Zip Ext.:  1297
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:  KPMG, LLP
     B. [/] City:  Minneapolis   State:  MN   Zip Code: 55402    Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)--------------------------------------------- N
     B. [/] Identify the family in 10 letters:------- _ _ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

For period ending 12/31/07
File number 811-5716

117. A. [/] Is Registrant a separate account of an insurance company?---- Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)---------------------------- Y
     C. [/] Scheduled premium variable life contracts? (Y/N)------------- N
     D. [/] Flexible premium variable life contracts? (Y/N)-------------- N
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)-------------------------------- N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------ 6

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period---------------------------------------------------------- 2

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)------------------------------------------------ $0

121. [/] State the number of series for which a current prospectus was in existence at the end of the period------------------------------ 5

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period---------------------------------------------------------- 0

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)--------------------------- $ 0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)------------- $ 0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)--------------------------------------------- $169

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)------------------------------------- $ 0

For period ending 12/31/07
File number 811-5716


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of                      Total Income
                                    Series      Total Assets     Distributions
                                   Investing  ($000's omitted)  ($000's omitted)
                                   ---------  ----------------  ----------------
A. U.S. Treasury direct issue------  _____       $_________        $_________
B. U.S. Government agency----------  _____       $_________        $_________
C. State and municipal tax-free----  _____       $_________        $_________
D. Public utility debt-------------  _____       $_________        $_________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--  _____       $_________        $_________
F. All other corporate intermed.
   & long-term debt---------------   _____       $_________        $_________
G. All other corporate short-term
   debt----------------------------  _____       $_________        $_________
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------  _____       $_________        $_________
I. Investment company equity
   securities----------------------  _____       $_________        $_________
J. All other equity securities-----  __6__       $_544,251_        $__11,603_
K. Other securities----------------  _____       $_________        $_________
L. Total assets of all series of
   registrant----------------------  __6__       $_544,251_        $__11,603_

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)----------------------------------- N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-------------------------------------- _
          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-------------------- _

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)----------------- $11,702

For period ending 12/31/07
File number 811-5716


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-5716     811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee).


City of: New York        State of: NY     Date:  February 28, 2008


Name of Registrant: Allianz Life of NY Variable Account C



Name of Depositor: Allianz Life Insurance Company of New York




By (Name and Title):     /s/ Jeffrey Kletti
                         ------------------------------------------
                         Jeffrey Kletti
                         Vice President, Investment Management
                         ------------------------------------------

Witness (Name and Title): /s/ Daniel J. Dziekciowski
                         ------------------------------------------
                         Daniel J. Dziekciowski
                         Financial Manager, Investment Management
                         ------------------------------------------